Discontinued Operations - Schedule of Discontinued Operations of REIT Holdings (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Discontinued Operations of REIT Holdings [Abstract]
Revenues		$ 1,070,278
Cost of revenues		835,352
Gross profit		234,926
Operating expenses		786,560
Gain (loss) from discontinued operations		(551,634)
Other income (loss), net		342,281
Loss before tax		(209,353)
Income tax benefit		(16,380)
Net loss from discontinued operations		$ (192,973)